Common and Preferred Stock (As Restated) - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	May 04, 2021 $ / shares shares	Sep. 30, 2020 $ / shares shares	Jul. 15, 2019 $ / shares	Dec. 31, 2018 shares
Temporary Equity [Line Items]
Common stock shares issued				100
Common stock shares authorized	100			100
Common stock par or stated value per share | $ / shares	$ 0.000001			$ 0.000001
Founders Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Common stock shares outstanding		4,540,177					4,540,177
Bird Rides [Member]
Temporary Equity [Line Items]
Common stock shares issued	62,947,411	54,200,000	34,800,000
Common stock shares outstanding		54,200,000	34,800,000
Common stock shares authorized	287,921,028	275,000,000.0	229,000,000.0		275,000,000.0
Common stock par or stated value per share | $ / shares	$ 0.000001	$ 0.000001	$ 0.000001
Maximum proceeds that could be raised by way of borrowings without the consent of holders of redeemable convertible preferred stock | $		$ 5,000,000.0
Common stock, voting rights	one	one
Liquidation basis of accounting, liquidation plan	Under the terms of the restated certificate of incorporation, in the event of a liquidation, and after any distribution to holders of the Senior Preferred Stock and each of the Series Seed, A, B, C, C-1, D, D-1, D-2, and D-3 Prime Preferred Stock or Prior Preferred Stock, any remaining assets available for distribution will be distributed to holders of the Common Stock and Founders Preferred Stock in a pro-rata method	Under the terms of the restated articles of incorporation, in the event of a liquidation, and after any distribution to holders of Series Seed, Series A, Series B, Series C, Series C-1, Series D, Series D-1, Series D-2, and Series D-3 Redeemable Convertible Preferred Stock, any remaining assets available for distribution will be distributed to holders of the common stock and Founders Convertible Preferred Stock in a pro rata method.
Share price | $ / shares						$ 20.70
Temporary equity, voting rights	With the exception of the holders of Series D-1 Prime Preferred Stock, which have no voting rights	With exception to holders of Series D-1 Redeemable Convertible Preferred Stock which have no voting rights
Bird Rides [Member] | Minimum [Member]
Temporary Equity [Line Items]
Proceeds from issuance initial public offering | $	$ 30,000,000.0	$ 30,000,000.0
Bird Rides [Member] | Share Price Used For Determining Stock Conversion [Member]
Temporary Equity [Line Items]
Preferred stock, convertible, conversion price | $ / shares	$ 1	$ 1
Bird Rides [Member] | Equity Financing [Member]
Temporary Equity [Line Items]
Common integer, share	1	1
Bird Rides [Member] | Series Seed Redeemable Convertible Preferred Stock One [Member]
Temporary Equity [Line Items]
Temporary equity to permanent equity conversion ratio		1	1
Bird Rides [Member] | Series A Redeemable Convertible Preferred Stock One [Member]
Temporary Equity [Line Items]
Temporary equity to permanent equity conversion ratio		1	1
Bird Rides [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity to permanent equity conversion ratio		1	1
Bird Rides [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity to permanent equity conversion ratio		1	1
Bird Rides [Member] | Series C One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity to permanent equity conversion ratio		1	1
Bird Rides [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity to permanent equity conversion ratio		1	1
Bird Rides [Member] | Series D One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity to permanent equity conversion ratio		1	1
Bird Rides [Member] | Series D Two Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity to permanent equity conversion ratio		1
Bird Rides [Member] | Founders Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Common stock shares issued	4,540,177	4,540,177
Common stock shares outstanding	4,540,177	4,540,177
Common stock shares authorized	7,493,443	7,493,443
Common stock par or stated value per share | $ / shares	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	7,500,000	7,500,000	7,500,000		7,500,000
Preferred stock, par or stated value per share | $ / shares	$ 0.000001	$ 0.000001	$ 0.000001		$ 0.000001
Preferred stock, Shares issued	4,500,000	4,500,000	4,500,000		4,500,000
Preferred stock, Shares outstanding	4,500,000	4,500,000	4,500,000		4,500,000
Preferred stock, voting rights	Each holder of Founders Preferred Stock is entitled to the number of votes equal to the number of shares of Common Stock into which the shares held by such holder are convertible	Each holder of Founders Convertible Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which the shares held by such holder are convertible.
Share price | $ / shares	$ 1	$ 1
Preferred stock, conversion basis	As of September 30, 2021, each share of Founders Preferred Stock was convertible into one share of Common Stock	As of December 31, 2020, each share of Founders Convertible Preferred Stock was convertible into one share of common stock.
Bird Rides [Member] | Redeemable Convertible Prime Preferred Stock [Member]
Temporary Equity [Line Items]
Dividends | $	$ 0	$ 0
Bird Rides [Member] | Redeemable Convertible Prime Preferred Stock Except Series D One [Member]
Temporary Equity [Line Items]
Temporary equity, voting rights	each holder of Prime Preferred Stock is entitled to the number of votes equal to the number of shares of Common Stock into which the shares held by such holder are convertible.	each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares held by such holder are convertible.
Bird Rides [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Common stock shares issued		54,900,000	45,200,000
Common stock shares outstanding		54,900,000	45,200,000
Bird Rides [Member] | Founder Shares [Member] | Founder [Member]
Temporary Equity [Line Items]
Share based compensation by share based award number of shares issued			33,750,000
Share based compensation by share based award vesting period			4 years